UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	October 8, 2001

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       54

Form 13F Information Table value total:       $79014



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
 Abbott Laboratories       COM              002824100        265    5119SH       SOLE                 0       0   5119
 American Home Products    COM              026609107        724   12431SH       SOLE                 0       0  12431
 American Int'l Group      COM              026874107       5098   65357SH       SOLE                 0       0  65357
 Analog Devices            COM              032654105       3316  101407SH       SOLE                 0       0 101407
 Anheuser-Busch Companies  COM              035229103        582   13900SH       SOLE                 0       0  13900
 AOL Time Warner           COM              00184A105       1867   56414SH       SOLE                 0       0  56414
 BellSouth Corporation     COM              079860102        349    8388SH       SOLE                 0       0   8388
 Berkshire Hathaway B      CLASS B          084670207        322     138SH       SOLE                 0       0    138
 BP Amoco                  SPONSORED ADR    055622104        374    7616SH       SOLE                 0       0   7616
 Bristol-Myers Squibb Co.  COM              110122108        657   11818SH       SOLE                 0       0  11818
 Cardinal Health Inc.      COM              14149Y108       2634   35617SH       SOLE                 0       0  35617
 Charles Schwab & Co.      COM              808513105       3065  266481SH       SOLE                 0       0 266481
 Cisco Systems             COM              17275R102       1588  130340SH       SOLE                 0       0 130340
 Citigroup Inc.            COM              172967101        388    9585SH       SOLE                 0       0   9585
 Clear Channel CommunicatioCOM              184502102       1258   31660SH       SOLE                 0       0  31660
 Coca-Cola Company         COM              191216100        666   14223SH       SOLE                 0       0  14223
 Colgate-Palmolive Company COM              194162103        314    5391SH       SOLE                 0       0   5391
 Cox Commun Cl A New       COM              224044107       1312   31430SH       SOLE                 0       0  31430
 Dell Computer Corporation COM              247025109        458   24720SH       SOLE                 0       0  24720
 Dynegy Incorporated       COM              26816Q101        228    6585SH       SOLE                 0       0   6585
 EMC Corp.                 COM              268648102        497   42268SH       SOLE                 0       0  42268
 Exxon Mobil Corporation   COM              30231G102       2191   55612SH       SOLE                 0       0  55612
 Federal Nat'l Mortgage    COM              313586109       2975   37155SH       SOLE                 0       0  37155
 First Data Corp.          COM              319963104       3672   63032SH       SOLE                 0       0  63032
 General Electric Co.      COM              369604103       6671  179325SH       SOLE                 0       0 179325
 Hewlett-Packard Co.       COM              428236103        367   22815SH       SOLE                 0       0  22815
 Home Depot                COM              437076102       3497   91135SH       SOLE                 0       0  91135
 Horseshoe Gold Mining     COM              44075E107          0   10500SH       SOLE                 0       0  10500
 INSpire Insurance SolutionCOM              457732105         14   34500SH       SOLE                 0       0  34500
 Int'l Business Machines   COM              459200101        363    3931SH       SOLE                 0       0   3931
 Intel Corp.               COM              458140100       2771  135557SH       SOLE                 0       0 135557
 JDS Uniphase Corp.        COM              46612J101        272   42969SH       SOLE                 0       0  42969
 Johnson & Johnson         COM              478160104        564   10189SH       SOLE                 0       0  10189
 Markel Corp.              COM              570535104        400    2050SH       SOLE                 0       0   2050
 Medtronic                 COM              585055106       3806   87485SH       SOLE                 0       0  87485
 Merck & Co.               COM              589331107       1476   22169SH       SOLE                 0       0  22169
 Microsoft Corporation     COM              594918104        449    8765SH       SOLE                 0       0   8765
 Motorola                  COM              620076109        437   28027SH       SOLE                 0       0  28027
 Nokia Corp. ADR           SPONSORED ADR    654902204        945   60397SH       SOLE                 0       0  60397
 Nortel Networks Corp.     COM              656568102        392   69842SH       SOLE                 0       0  69842
 Oracle Corporation        COM              68389X105        958   76135SH       SOLE                 0       0  76135
 Pfizer                    COM              717081103       4403  109803SH       SOLE                 0       0 109803
 Procter & Gamble Company  COM              742718109        755   10375SH       SOLE                 0       0  10375
 Qualcomm                  COM              747525103        830   17450SH       SOLE                 0       0  17450
 Renaissance Holdings      COM              G7496G103       1180   13267SH       SOLE                 0       0  13267
 Safeway                   COM              786514208       2819   70979SH       SOLE                 0       0  70979
 Scientific Atlanta        COM              808655104        592   33716SH       SOLE                 0       0  33716
 Sun Microsystems          COM              866810104        680   82232SH       SOLE                 0       0  82232
 SunTrust Banks            COM              867914103        207    3108SH       SOLE                 0       0   3108
 Tyco International Ltd.   COM              902124106       3367   73998SH       SOLE                 0       0  73998
 Verizon Communications    COM              92343V104        617   11411SH       SOLE                 0       0  11411
 Wachovia Corp.            COM              929903102        454   14649SH       SOLE                 0       0  14649
 Wells Fargo & Co.         COM              949746101       3301   74268SH       SOLE                 0       0  74268
 WorldCom                  COM              98157D106       1627  108204SH       SOLE                 0       0 108204